Other Financial Assets At Amortised Cost - Summary of Other Financial Assets at Amortised Cost (Detail) - Other Financial Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 1,163	£ 7,056
Asset backed securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	491	532
Debt securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 672	£ 6,524